Basis of Presentation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation [Abstract]
Consolidation policy
The condensed consolidated financial statements include the accounts of the Company and its majority‑owned subsidiaries. All significant intercompany accounts and transactions were eliminated in consolidation.
The accompanying (a) condensed consolidated balance sheet as of December 31, 2012, which has been derived from audited financial statements, and (b) the interim unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X as promulgated by the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the results for such periods have been included. The results of operations for any interim period are not necessarily indicative of results for the full year. These condensed consolidated financial statements should be read in conjunction with the condensed consolidated financial statements and notes thereto contained in QVC's Annual Report on Form 10-K for the year ended December 31, 2012.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Estimates include, but are not limited to, sales returns, uncollectible receivables, inventory obsolescence, depreciable lives of fixed assets, internally‑developed software, valuation of acquired intangible assets and goodwill, income taxes and stock‑based compensation.
The consolidated financial statements included the accounts of the Company and its majority‑owned subsidiaries. All significant intercompany accounts and transactions were eliminated in consolidation.
New accounting pronouncements policy
In February 2013, the FASB issued ASU No. 2013-02, which amends ASC Topic 220, Comprehensive Income and requires that companies present information about reclassification adjustments from accumulated other comprehensive income in their interim and annual financial statements. The standard requires that companies present either in a single note, or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies will instead cross reference to the related footnote for additional information. QVC adopted this guidance as of January 1, 2013, and adoption did not have an impact on the QVC's condensed consolidated financial position, results of operations or cash flows.

(u) Recent accounting pronouncements
In May 2011, the FASB issued Accounting Standard Update No. 2011-04, which amends Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to result in common fair value measurements and disclosures between U.S. GAAP and International Financial Reporting Standards. The amendments explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments change the wording used to describe fair value measurement requirements and disclosures, but often do not result in a change in the application of current guidance. Certain amendments clarify the intent about the application of existing fair value measurement requirements, while certain other amendments change a principle or requirement for fair value measurement or disclosure. QVC adopted this guidance as of January 1, 2012, and adoption did not have an impact on its consolidated financial position, results of operations or cash flows.
In June 2011, the FASB issued ASU No. 2011-05, which amends ASC Topic 220, Comprehensive Income, to increase the prominence of items reported in other comprehensive income by eliminating the option of presenting components of comprehensive income as part of the statement of changes in shareholders' equity. The updated guidance requires that all nonowner changes in shareholders' equity be presented either as a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance is limited to the form and content of the financial statements and disclosures. QVC adopted this guidance, as amended, as of January 1, 2012 and adoption did not have an impact on its consolidated financial position, results of operations or cash flows.
In December 2011, the FASB issued ASU No. 2011-11, which amends ASC Subtopic 210-20, Offsetting. The guidance requires enhanced disclosures with improved information about financial instruments and derivative instruments that are either (i) offset in accordance with current guidance or (ii) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with current guidance. This guidance is effective for interim and annual periods beginning after January 1, 2013. The guidance is limited to the form and content of disclosures and QVC does not anticipate that the adoption of this guidance will have an impact on its consolidated financial position, results of operations or cash flows.
In July 2012, the FASB issued ASU No. 2012-02, which amends the guidance on testing indefinite-lived intangible assets, other than goodwill, for impairment. The amendment permits an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. The guidance is effective for QVC beginning in fiscal 2013; however, early adoption is permitted. QVC adopted this guidance during the third quarter of 2012. There was no impact to QVC's financial statements upon adoption of this standard.
In February 2013, the FASB issued ASU No. 2013-02, which amends ASC Topic 220, Comprehensive Income and requires that companies present information about reclassification adjustments from accumulated other comprehensive income in their interim and annual financial statements. The standard requires that companies present either in a single note, or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies will instead cross reference to the related footnote for additional information. The guidance will be effective for QVC beginning in fiscal 2013 and QVC has not early adopted this standard. ASU 2013-02 is limited to the form and content of disclosures and QVC does not anticipate that the adoption of this guidance will have an impact on its consolidated financial position, results of operations or cash flows.

Reclassification policy	Certain prior period amounts have been reclassified to conform with current period presentation.	(v) Reclassifications Certain prior period amounts have been reclassified to conform with current period presentation.